Loan Receivables	6 Months Ended
Dec. 31, 2022
Receivables [Abstract]
LOAN RECEIVABLES

NOTE 6 – LOAN RECEIVABLES

Loan receivables consisted of the following as of December 31, 2022 and June 30, 2022:

	December 31, 2022	June 30, 2022
Loan receivable – Jianping Guo	$3,931,680	$-
Loan receivable – Yuwin Group Limited	1,250,000	-
Total loan receivables	$5,181,680	$-

Loan receivables as of December 31, 2022 of $5,181,680 represented short-term loans the Company lent to one unaffiliated company and one affiliated individual. The loans were lent to Jianping Guo in July 2022 with maturity date on June 30, 2023. and Yuwin Group Limited in August 2022 with maturity date on February 28, 2023 These loans were unsecured and interest free lent for short-term liquidity needs. The Company collected the balance of loan receivable from Yuwin Group Limited in February 2023 and expected to collect balance of the loan receivable from Jianping Guo before June 30, 2023.